UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-08797
Name of Fund:
BlackRock Series, Inc.
BlackRock International Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series, Inc.,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
05/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

BlackRock International Fund

Institutional Shares | MAILX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.65%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 20.40%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.40%	2.15%	7.94%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82
Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.50% as a percentage of the Fund’s average daily net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Institutional Shares | MAILX
Annual Shareholder Report — May 31, 2026
MAILX-05/26-AR

BlackRock International Fund

Investor A Shares | MDILX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$99	0.90%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 20.16%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.16%	1.91%	7.65%
Investor A Shares (with sales charge)	13.85	0.81	7.08
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82
Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.75% as a percentage of the Fund’s average daily net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Investor A Shares | MDILX
Annual Shareholder Report — May 31, 2026
MDILX-05/26-AR

BlackRock International Fund
Investor C Shares | MCILX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$181	1.65%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 19.24%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.24%	1.13%	6.97%
Investor C Shares (with sales charge)	18.24	1.13	6.97
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82
Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.50% as a percentage of the Fund’s average daily net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Investor C Shares | MCILX
Annual Shareholder Report — May 31, 2026
MCILX-05/26-AR

BlackRock International Fund
Class K Shares | MKILX
Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.60%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 20.51%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.51%	2.21%	8.00%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82
Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 0.45% as a percentage of the Fund’s average daily net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Class K Shares | MKILX
Annual Shareholder Report — May 31, 2026
MKILX-05/26-AR

BlackRock International Fund

Class R Shares | BIFRX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$126	1.15%
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 19.83%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.77%.
What contributed to absolute performance?
At the individual stock level, SK Hynix Inc., the Korean semiconductor company, led positive contributions. SK Hynix continues to benefit from its leading position in memory, with favorable supply-demand dynamics and persistent shortages driven by strong server and AI-related demand. The company’s increased quarterly profits have reinforced the memory upcycle narrative. Shares of Taiwan Semiconductor Manufacturing Co. Ltd moved higher as the company's leading position in advanced chip fabrication continued to attract investor interest. As AI-driven demand intensified over the period, the company posted a series of record results while signaling conviction in the long-term demand trajectory by raising capital expenditure guidance. MediaTek, Inc., the Taiwanese chip manufacturer, also contributed notably as investors focused on its rapidly growing role in AI infrastructure driven by the company's positioning in manufacturing Tensor Processing Units. The position was trimmed as MediaTek’s key smartphone end-market faces headwinds from higher memory prices.
What detracted from absolute performance?
At the individual stock level, SAP, the German enterprise software company, was a leading detractor on fears of AI disruption and a weaker-than-expected cloud backlog that signaled a more cautious spending environment. The position was eliminated reflecting the stock’s elevated valuation and less compelling risk-reward. U.K. information and analytics company RELX plc was another laggard on concerns around the potential for AI to erode the competitive moats of data services providers. The position was exited as the risk-reward became less compelling given increased scrutiny of business models across the sector. Shares of Tencent, the Chinese technology company, came under pressure on concerns around AI-driven disruption and disintermediation within the gaming segment alongside broader weakness in Chinese internet stocks. The position has been maintained on conviction with respect to Tencent’s deeply embedded social ecosystem, gaming leadership, net cash balance sheet and relatively undemanding valuation.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: June 1, 2016 through May 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.83%	1.65%	7.38%
MSCI ACWI ex USA Index (Net)	32.77	8.77	9.82
Key Fund statistics
Net Assets	$1,144,549,618
Number of Portfolio Holdings	48
Net Investment Advisory Fees	$6,349,289
Portfolio Turnover Rate	66%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of May 31, 2026)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	12.1%
Japan	11.2%
France	9.3%
South Korea	8.4%
Taiwan	8.3%
Netherlands	6.8%
China	6.8%
Canada	6.5%
Germany	6.3%
Sweden	5.0%
Other#	18.2%
Other Assets Less Liabilities	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
SK hynix, Inc.	3.5%
Tencent Holdings Ltd.	3.3%
ASM International NV	3.2%
BAE Systems PLC	3.1%
Sony Group Corp.	3.0%
Samsung Electronics Co. Ltd.	3.0%
Toronto-Dominion Bank (The)	2.7%
AstraZeneca PLC	2.7%
TotalEnergies SE	2.6%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.
Material fund changes
This is a summary of planned changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2026, BlackRock Advisors, LLC has voluntarily agreed to cap the Fund’s total annual fund operating expenses after fee waiver to 1.00% as a percentage of the Fund’s average daily net assets.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock International Fund
Class R Shares | BIFRX
Annual Shareholder Report — May 31, 2026
BIFRX-05/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Experts – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Fund	$23,175	$23,063	$0	$0	$16,300	$16,300	$208	$388

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,277,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,277,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock International Fund	$16,508	$16,688

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,277,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

May 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock Funds II
●BlackRock Global Dividend Portfolio

BlackRock Series, Inc.
●BlackRock International Fund

Not FDIC Insured ● May Lose Value ● No Bank Guarantee

Table of Contents

Schedule of Investments
May 31, 2026
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.2%
Teck Resources Ltd., Class B	292,452	$ 19,394,978
China — 3.2%
Alibaba Group Holding Ltd.	1,255,688	19,468,389
Contemporary Amperex Technology Co. Ltd., Class A	136,400	8,557,353
		28,025,742
France — 2.9%
Air Liquide SA	81,114	16,756,832
BNP Paribas SA	84,898	9,151,391
		25,908,223
Germany — 2.4%
Allianz SE, Registered Shares	48,195	21,357,912
India — 1.5%
Kotak Mahindra Bank Ltd.	3,313,498	13,396,320
Japan — 6.6%
Hitachi Ltd.	548,900	17,767,637
Honda Motor Co. Ltd.	974,100	8,753,242
Shin-Etsu Chemical Co. Ltd.	305,600	14,834,650
Sony Group Corp.	818,600	17,657,359
		59,012,888
Mexico — 0.9%
Grupo Financiero Banorte SAB de CV, Class O	790,707	8,238,185
Netherlands — 1.8%
Koninklijke KPN NV	3,087,783	16,084,701
South Korea — 1.8%
SK hynix, Inc.	10,513	16,368,825
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	744,110	17,379,932
Industria de Diseno Textil SA	143,514	8,844,663
		26,224,595
Taiwan — 5.9%
MediaTek, Inc.	91,000	12,371,596
Taiwan Semiconductor Manufacturing Co. Ltd.	547,000	40,524,679
		52,896,275
United Kingdom — 9.9%
AstraZeneca PLC	110,647	20,543,233
BAE Systems PLC	841,823	22,903,257
British American Tobacco PLC	210,858	13,047,176
Shell PLC	539,157	22,673,416
Taylor Wimpey PLC	8,414,118	8,999,324
		88,166,406
Security	Shares	Value
United States — 54.1%
Alphabet, Inc., Class A	111,127	$ 42,266,043
Apple Inc.	91,023	28,404,637
Applied Materials, Inc.	41,347	18,608,631
Assurant, Inc.	54,736	13,622,148
Baker Hughes Co., Class A	196,369	12,544,052
Broadcom, Inc.	98,509	44,010,866
Carrier Global Corp.	141,043	9,008,416
Charles Schwab Corp. (The)	195,521	17,078,759
Citizens Financial Group, Inc.	199,151	12,399,141
CMS Energy Corp.	221,531	16,076,505
Coca-Cola Co. (The)	284,247	22,458,355
Equifax, Inc.	46,848	7,766,930
Flowserve Corp.	183,003	13,818,557
Intercontinental Exchange, Inc.	85,706	12,671,632
Johnson & Johnson	85,432	19,250,393
M&T Bank Corp.	60,601	13,096,482
Meta Platforms, Inc., Class A	27,867	17,626,156
Microsoft Corp.	98,295	44,256,341
Oracle Corp.	47,592	10,745,322
Parker-Hannifin Corp.	20,535	17,344,477
Procter & Gamble Co. (The)	117,112	16,812,599
Progressive Corp. (The)	80,830	15,390,032
Service Corp. International	165,308	12,429,509
Starbucks Corp.	88,245	8,750,374
TJX Cos., Inc. (The)	117,344	18,158,984
Williams Cos., Inc. (The)	232,953	16,630,515
		481,225,856
Total Common Stocks — 96.2% (Cost: $607,063,040)		856,300,906
Preferred Securities
Preferred Stocks — 3.1%
South Korea — 3.1%
Samsung Electronics Co. Ltd.	210,101	28,110,162
Total Preferred Securities — 3.1% (Cost: $22,040,316)		28,110,162
Total Investments — 99.3% (Cost: $629,103,356)		884,411,068
Other Assets Less Liabilities — 0.7%		5,959,856
Net Assets — 100.0%		$ 890,370,924

Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ 15,746,707	$ —	$ (15,746,707)(b)	$ —	$ —	$ —	—	$ 283,856	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 19,394,978	$ —	$ —	$ 19,394,978
China	—	28,025,742	—	28,025,742
France	—	25,908,223	—	25,908,223
Germany	—	21,357,912	—	21,357,912
India	—	13,396,320	—	13,396,320
Japan	—	59,012,888	—	59,012,888
Mexico	8,238,185	—	—	8,238,185
Netherlands	16,084,701	—	—	16,084,701
South Korea	—	16,368,825	—	16,368,825
Spain	—	26,224,595	—	26,224,595
Taiwan	—	52,896,275	—	52,896,275
United Kingdom	—	88,166,406	—	88,166,406
United States	481,225,856	—	—	481,225,856
Preferred Securities	—	28,110,162	—	28,110,162
	$ 524,943,720	$ 359,467,348	$ —	$ 884,411,068
See notes to financial statements.
42026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
May 31, 2026
BlackRock International Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.0%
Erste Group Bank AG	193,780	$ 23,098,064
Canada — 6.5%
Gildan Activewear, Inc., Class A	301,309	18,382,548
Teck Resources Ltd., Class B	378,588	25,107,388
Toronto-Dominion Bank (The)	274,258	31,381,569
		74,871,505
China — 6.8%
Alibaba Group Holding Ltd.	1,460,064	22,637,067
Contemporary Amperex Technology Co. Ltd., Class A	262,400	16,462,239
Tencent Holdings Ltd.	705,600	38,336,388
		77,435,694
Finland — 1.5%
Kone Oyj, Class B	288,063	17,217,718
France — 9.3%
Air Liquide SA	127,199	26,277,243
BNP Paribas SA	106,307	11,459,127
EssilorLuxottica SA	74,131	14,983,330
Schneider Electric SE	75,698	23,775,477
TotalEnergies SE	335,083	29,401,133
		105,896,310
Germany — 6.3%
Allianz SE, Registered Shares	62,129	27,532,851
Deutsche Boerse AG, Registered Shares	75,083	21,632,295
Deutsche Telekom AG, Registered Shares	698,485	23,451,696
		72,616,842
India — 4.6%
Axis Bank Ltd.	1,527,424	20,687,756
HDFC Bank Ltd.	1,911,478	14,984,054
Kotak Mahindra Bank Ltd.	4,294,503	17,362,478
		53,034,288
Italy — 2.1%
FinecoBank Banca Fineco SpA	984,738	24,026,796
Japan — 11.2%
Hitachi Ltd.	663,000	21,461,001
Honda Motor Co. Ltd.	2,269,200	20,390,985
Japan Tobacco, Inc.	271,300	10,450,979
Mitsubishi UFJ Financial Group, Inc.	1,210,800	22,755,617
Shin-Etsu Chemical Co. Ltd.	390,200	18,941,362
Sony Group Corp.	1,601,400	34,542,505
		128,542,449
Mexico — 1.3%
Grupo Financiero Banorte SAB de CV, Class O	1,465,716	15,270,940
Netherlands — 6.8%
ASM International NV	35,004	36,523,701
ASR Nederland NV	281,895	21,102,217
Koninklijke KPN NV	3,919,844	20,419,026
		78,044,944
Security	Shares	Value
Singapore — 2.0%
United Overseas Bank Ltd.	788,300	$ 23,224,961
South Korea — 6.5%
Samsung Electronics Co. Ltd.	162,213	34,031,257
SK hynix, Inc.	25,679	39,982,408
		74,013,665
Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	711,671	16,622,265
Industria de Diseno Textil SA	267,434	16,481,762
		33,104,027
Sweden — 5.0%
Assa Abloy AB, Class B	611,728	21,966,316
Atlas Copco AB, Class A	912,869	17,455,250
Epiroc AB, Class A	584,005	17,276,878
		56,698,444
Taiwan — 8.3%
MediaTek, Inc.	117,000	15,906,337
Taiwan Semiconductor Manufacturing Co. Ltd.	1,063,000	78,752,712
		94,659,049
Thailand — 1.8%
Bangkok Dusit Medical Services PCL	36,053,700	20,146,945
United Kingdom — 12.1%
AstraZeneca PLC	168,897	31,358,198
BAE Systems PLC	1,299,077	35,343,645
British American Tobacco PLC	271,412	16,794,052
Rentokil Initial PLC	2,480,463	14,904,784
Shell PLC	671,493	28,238,603
Taylor Wimpey PLC	11,353,656	12,143,308
		138,782,590
Total Common Stocks — 97.0% (Cost: $897,886,482)		1,110,685,231
Preferred Securities
Preferred Stocks — 1.9%
South Korea — 1.9%
Samsung Electronics Co. Ltd.	160,996	21,540,229
Total Preferred Securities — 1.9% (Cost: $21,058,121)		21,540,229
Total Investments — 98.9% (Cost: $918,944,603)		1,132,225,460
Other Assets Less Liabilities — 1.1%		12,324,158
Net Assets — 100.0%		$ 1,144,549,618

Schedule of Investments

Schedule of Investments  (continued)
May 31, 2026
BlackRock International Fund
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 2,090 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	9,597,371	—	(9,597,371)(c)	—	—	—	—	245,657	—
				$ —	$ —	$ —		$ 247,747	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$ —	$ 23,098,064	$ —	$ 23,098,064
Canada	74,871,505	—	—	74,871,505
China	—	77,435,694	—	77,435,694
Finland	—	17,217,718	—	17,217,718
France	—	105,896,310	—	105,896,310
Germany	—	72,616,842	—	72,616,842
India	—	53,034,288	—	53,034,288
Italy	—	24,026,796	—	24,026,796
Japan	—	128,542,449	—	128,542,449
Mexico	15,270,940	—	—	15,270,940
Netherlands	20,419,026	57,625,918	—	78,044,944
Singapore	—	23,224,961	—	23,224,961
South Korea	—	74,013,665	—	74,013,665
Spain	—	33,104,027	—	33,104,027
Sweden	—	56,698,444	—	56,698,444
Taiwan	—	94,659,049	—	94,659,049
Thailand	—	20,146,945	—	20,146,945
United Kingdom	—	138,782,590	—	138,782,590
Preferred Securities	—	21,540,229	—	21,540,229
	$ 110,561,471	$ 1,021,663,989	$ —	$ 1,132,225,460
See notes to financial statements.
62026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
May 31, 2026

	BlackRock Global Dividend Portfolio	BlackRock International Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 884,411,068	$ 1,132,225,460
Foreign currency, at value(b)	412,898	1,067,498
Receivables:
Investments sold	13,030,369	16,216,317
Capital shares sold	164,165	289,656
Dividends — unaffiliated	2,216,601	3,675,277
Dividends — affiliated	6,764	22,512
From the Manager	—	60,953
Prepaid expenses	65,198	65,556
Total assets	900,307,063	1,153,623,229
LIABILITIES
Bank overdraft	2,221,648	2,473,282
Payables:
Investments purchased	4,611,752	18,287
Administration fees	45,902	—
Capital shares redeemed	667,014	5,515,044
Interest expense	98,390	—
Investment advisory fees	448,118	510,576
IRS compliance fee for foreign withholding tax claims	1,434,297	—
Directors’ and Officer’s fees	256	575
Other accrued expenses	215,835	389,475
Other affiliate fees	5,538	53,518
Professional fees	98,209	45,064
Service and distribution fees	89,180	67,790
Total liabilities	9,936,139	9,073,611
Commitments and contingent liabilities
NET ASSETS	$ 890,370,924	$ 1,144,549,618
NET ASSETS CONSIST OF:
Paid-in capital	$ 561,639,451	$ 1,168,359,438
Accumulated earnings (loss)	328,731,473	(23,809,820)
NET ASSETS	$ 890,370,924	$ 1,144,549,618
(a) Investments, at cost — unaffiliated	$ 629,103,356	$ 918,944,603
(b) Foreign currency, at cost	$ 413,483	$ 1,074,660

Statements of Assets and Liabilities

Statements of Assets and Liabilities (continued)
May 31, 2026
	BlackRock Global Dividend Portfolio	BlackRock International Fund
NET ASSET VALUE
Institutional
Net assets	$ 429,179,202	$ 610,355,466
Shares outstanding	33,169,825	24,842,287
Net asset value	$ 12.94	$ 24.57
Shares authorized	Unlimited	2 billion
Par value	$ 0.001	$ 0.0001
Investor A
Net assets	$ 378,811,140	$ 304,092,032
Shares outstanding	29,463,971	12,709,739
Net asset value	$ 12.86	$ 23.93
Shares authorized	Unlimited	100 million
Par value	$ 0.001	$ 0.0001
Investor C
Net assets	$ 11,587,456	$ 3,668,603
Shares outstanding	907,085	168,096
Net asset value	$ 12.77	$ 21.82
Shares authorized	Unlimited	100 million
Par value	$ 0.001	$ 0.0001
Class K
Net assets	$ 70,793,126	$ 222,627,606
Shares outstanding	5,457,057	9,058,922
Net asset value	$ 12.97	$ 24.58
Shares authorized	Unlimited	2 billion
Par value	$ 0.001	$ 0.0001
Class R
Net assets	$ N/A	$ 3,805,911
Shares outstanding	N/A	158,438
Net asset value	$ N/A	$ 24.02
Shares authorized	N/A	100 million
Par value	$ N/A	$ 0.0001
See notes to financial statements.
82026 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended May 31, 2026

	BlackRock Global Dividend Portfolio	BlackRock International Fund
INVESTMENT INCOME
Dividends — unaffiliated	$ 20,637,679 (b)	$ 27,448,300
Dividends — affiliated	283,856	245,657
Securities lending income — affiliated — net	—	2,090
Other income	70,740	377
Foreign taxes withheld	(707,741)	(2,503,359)
Foreign withholding tax claims	1,669,186	314,861
IRS compliance fee for foreign withholding tax claims	(1,239,818)	—
Total investment income	20,713,902	25,507,926
EXPENSES
Investment advisory	5,657,152	6,836,691
Service and distribution — class specific	1,054,752	791,491
Transfer agent — class specific	651,954	1,303,736
Administration	389,752	—
Professional	324,485	139,406
Administration — class specific	188,967	—
Accounting services	87,239	98,322
Registration	76,665	101,113
Printing and postage	53,738	36,787
Custodian	44,948	143,574
Directors and Officer	14,560	15,707
Miscellaneous	32,484	26,907
Total expenses excluding interest expense	8,576,696	9,493,734
Interest expense	36,727	28,597
Total expenses	8,613,423	9,522,331
Less:
Fees waived and/or reimbursed by the Manager	(5,658)	(487,402)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(843,440)
Total expenses after fees waived and/or reimbursed	8,607,765	8,191,489
Net investment income	12,106,137	17,316,437
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	210,611,027	94,828,694
Foreign currency transactions	(68,478)	(578,403)
	210,542,549	94,250,291
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(15,634,200)	102,657,376
Foreign currency translations	(5,615)	(56,543)
	(15,639,815)	102,600,833
Net realized and unrealized gain	194,902,734	196,851,124
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 207,008,871	$ 214,167,561
(a) Net of foreign capital gain tax of	$ (1,399)	$ (70)

(b)	Includes $1,066,473 related to a special distribution from Progressive Corp. (The).
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

BlackRock Global Dividend Portfolio
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 12,106,137	$ 13,642,404
Net realized gain	210,542,549	110,569,905
Net change in unrealized appreciation (depreciation)	(15,639,815)	(16,927,838)
Net increase in net assets resulting from operations	207,008,871	107,284,471
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(76,745,190)	(35,362,610)
Investor A	(66,161,756)	(26,814,454)
Investor C	(2,141,924)	(1,045,113)
Class K	(21,727,294)	(16,006,011)
Decrease in net assets resulting from distributions to shareholders	(166,776,164)	(79,228,188)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(159,448,095)	(307,321,929)
NET ASSETS
Total decrease in net assets	(119,215,388)	(279,265,646)
Beginning of year	1,009,586,312	1,288,851,958
End of year	$ 890,370,924	$ 1,009,586,312

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
102026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

BlackRock International Fund
	Year Ended 05/31/26	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 17,316,437	$ 15,508,743
Net realized gain	94,250,291	228,479,809
Net change in unrealized appreciation (depreciation)	102,600,833	(201,504,128)
Net increase in net assets resulting from operations	214,167,561	42,484,424
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(11,866,917)	(8,064,566)
Investor A	(4,831,135)	(2,106,703)
Investor C	(41,883)	(10,932)
Class K	(4,456,502)	(2,954,826)
Class R	(57,233)	(23,090)
Decrease in net assets resulting from distributions to shareholders	(21,253,670)	(13,160,117)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(248,310,566)	(554,584,084)
NET ASSETS
Total decrease in net assets	(55,396,675)	(525,259,777)
Beginning of year	1,199,946,293	1,725,206,070
End of year	$ 1,144,549,618	$ 1,199,946,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

BlackRock Global Dividend Portfolio
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.57	$ 12.35	$ 10.80	$ 11.68	$ 14.37
Net investment income(a)	0.18 (b)	0.16	0.23	0.21	0.20
Net realized and unrealized gain (loss)	2.58	1.01	1.56	(0.42)	(0.62)
Net increase (decrease) from investment operations	2.76	1.17	1.79	(0.21)	(0.42)
Distributions(c)
From net investment income	(0.20)	(0.18)	(0.24)	(0.21)	(0.20)
From net realized gain	(2.19)	(0.77)	—	(0.46)	(2.07)
Total distributions	(2.39)	(0.95)	(0.24)	(0.67)	(2.27)
Net asset value, end of year	$ 12.94	$ 12.57	$ 12.35	$ 10.80	$ 11.68
Total Return(d)
Based on net asset value	24.14%	9.61%	16.80%	(1.34)%	(3.55)%
Ratios to Average Net Assets(e)
Total expenses	0.81%	0.80%	0.81%	0.79%	0.75%
Total expenses after fees waived and/or reimbursed	0.81%	0.80%	0.81%	0.79%	0.75%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.79%	0.78%	0.78%	0.79%	0.75%
Net investment income	1.41%	1.28%	1.97%	1.98%	1.59%
Supplemental Data
Net assets, end of year (000)	$ 429,179	$ 422,725	$ 676,032	$ 682,711	$ 857,966
Portfolio turnover rate	61%	44%	50%	53%	42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Progressive Corp. (The). Excluding such special distribution, the net investment income would have been $0.16 per share and 1.29% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
122026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Global Dividend Portfolio (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.50	$ 12.29	$ 10.74	$ 11.62	$ 14.31
Net investment income(a)	0.15 (b)	0.14	0.20	0.18	0.17
Net realized and unrealized gain (loss)	2.56	0.99	1.56	(0.41)	(0.62)
Net increase (decrease) from investment operations	2.71	1.13	1.76	(0.23)	(0.45)
Distributions(c)
From net investment income	(0.16)	(0.15)	(0.21)	(0.19)	(0.17)
From net realized gain	(2.19)	(0.77)	—	(0.46)	(2.07)
Total distributions	(2.35)	(0.92)	(0.21)	(0.65)	(2.24)
Net asset value, end of year	$ 12.86	$ 12.50	$ 12.29	$ 10.74	$ 11.62
Total Return(d)
Based on net asset value	23.88%	9.31%	16.60%	(1.62)%	(3.81)%
Ratios to Average Net Assets(e)
Total expenses	1.06%	1.03%	1.06%	1.04%	1.00%
Total expenses after fees waived and/or reimbursed	1.06%	1.03%	1.06%	1.04%	1.00%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	1.04%	1.02%	1.03%	1.04%	1.00%
Net investment income	1.16%	1.09%	1.73%	1.72%	1.34%
Supplemental Data
Net assets, end of year (000)	$ 378,811	$ 360,468	$ 377,545	$ 379,256	$ 474,705
Portfolio turnover rate	61%	44%	50%	53%	42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Progressive Corp. (The). Excluding such special distribution, the net investment income would have been $0.13 per share and 1.05% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Global Dividend Portfolio (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.43	$ 12.22	$ 10.68	$ 11.55	$ 14.23
Net investment income(a)	0.04 (b)	0.03	0.10	0.09	0.06
Net realized and unrealized gain (loss)	2.55	1.00	1.56	(0.40)	(0.61)
Net increase (decrease) from investment operations	2.59	1.03	1.66	(0.31)	(0.55)
Distributions(c)
From net investment income	(0.06)	(0.05)	(0.12)	(0.10)	(0.06)
From net realized gain	(2.19)	(0.77)	—	(0.46)	(2.07)
Total distributions	(2.25)	(0.82)	(0.12)	(0.56)	(2.13)
Net asset value, end of year	$ 12.77	$ 12.43	$ 12.22	$ 10.68	$ 11.55
Total Return(d)
Based on net asset value	22.79%	8.46%	15.64%	(2.40)%	(4.60)%
Ratios to Average Net Assets(e)
Total expenses	1.88%	1.83%	1.87%	1.82%	1.79%
Total expenses after fees waived and/or reimbursed	1.88%	1.83%	1.87%	1.82%	1.79%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	1.86%	1.82%	1.84%	1.82%	1.79%
Net investment income	0.31%	0.26%	0.92%	0.88%	0.48%
Supplemental Data
Net assets, end of year (000)	$ 11,587	$ 13,877	$ 18,659	$ 24,025	$ 40,587
Portfolio turnover rate	61%	44%	50%	53%	42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Progressive Corp. (The). Excluding such special distribution, the net investment income would have been $0.03 per share and 0.20% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
142026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock Global Dividend Portfolio (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 12.59	$ 12.37	$ 10.82	$ 11.70	$ 14.39
Net investment income(a)	0.17 (b)	0.18	0.24	0.24	0.21
Net realized and unrealized gain (loss)	2.60	1.00	1.56	(0.44)	(0.62)
Net increase (decrease) from investment operations	2.77	1.18	1.80	(0.20)	(0.41)
Distributions(c)
From net investment income	(0.20)	(0.19)	(0.25)	(0.22)	(0.21)
From net realized gain	(2.19)	(0.77)	—	(0.46)	(2.07)
Total distributions	(2.39)	(0.96)	(0.25)	(0.68)	(2.28)
Net asset value, end of year	$ 12.97	$ 12.59	$ 12.37	$ 10.82	$ 11.70
Total Return(d)
Based on net asset value	24.25%	9.68%	16.86%	(1.26)%	(3.48)%
Ratios to Average Net Assets(e)
Total expenses	0.74%	0.71%	0.73%	0.71%	0.69%
Total expenses after fees waived and/or reimbursed	0.74%	0.71%	0.73%	0.71%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.72%	0.70%	0.70%	0.71%	0.69%
Net investment income	1.32%	1.41%	2.08%	2.30%	1.65%
Supplemental Data
Net assets, end of year (000)	$ 70,793	$ 212,516	$ 216,615	$ 177,933	$ 75,202
Portfolio turnover rate	61%	44%	50%	53%	42%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Progressive Corp. (The). Excluding such special distribution, the net investment income would have been $0.15 per share and 1.21% of average net assets.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights
(For a share outstanding throughout each period)

BlackRock International Fund
Institutional
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 20.79	$ 20.28	$ 17.76	$ 18.08	$ 24.93
Net investment income(a)	0.34	0.22	0.23	0.19	0.28
Net realized and unrealized gain (loss)	3.84	0.47	2.50	(0.32)	(5.51)
Net increase (decrease) from investment operations	4.18	0.69	2.73	(0.13)	(5.23)
Distributions(b)
From net investment income	(0.40)	(0.18)	(0.21)	(0.19)	(0.17)
From net realized gain	—	—	—	—	(1.45)
Total distributions	(0.40)	(0.18)	(0.21)	(0.19)	(1.62)
Net asset value, end of year	$ 24.57	$ 20.79	$ 20.28	$ 17.76	$ 18.08
Total Return(c)
Based on net asset value	20.40%	3.41%	15.47%	(0.60)%	(22.33)%
Ratios to Average Net Assets(d)
Total expenses	0.77%	0.77%	0.77%	0.77%	0.73%
Total expenses after fees waived and/or reimbursed	0.65%	0.67%	0.66%	0.65%	0.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.65%	0.65%	0.66%	0.65%	0.65%
Net investment income	1.56%	1.09%	1.22%	1.16%	1.28%
Supplemental Data
Net assets, end of year (000)	$ 610,355	$ 645,238	$ 1,040,611	$ 1,045,591	$ 1,335,501
Portfolio turnover rate	66%	95%	86%	81%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
162026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock International Fund (continued)
Investor A
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 20.25	$ 19.76	$ 17.32	$ 17.62	$ 24.34
Net investment income(a)	0.29	0.18	0.18	0.15	0.18
Net realized and unrealized gain (loss)	3.74	0.44	2.43	(0.31)	(5.34)
Net increase (decrease) from investment operations	4.03	0.62	2.61	(0.16)	(5.16)
Distributions(b)
From net investment income	(0.35)	(0.13)	(0.17)	(0.14)	(0.11)
From net realized gain	—	—	—	—	(1.45)
Total distributions	(0.35)	(0.13)	(0.17)	(0.14)	(1.56)
Net asset value, end of year	$ 23.93	$ 20.25	$ 19.76	$ 17.32	$ 17.62
Total Return(c)
Based on net asset value	20.16%	3.14%	15.12%	(0.78)%	(22.55)%
Ratios to Average Net Assets(d)
Total expenses	1.07%	1.04%	1.04%	1.11%	1.03%
Total expenses after fees waived and/or reimbursed	0.90%	0.92%	0.91%	0.90%	0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.90%	0.90%	0.91%	0.90%	0.90%
Net investment income	1.34%	0.93%	0.97%	0.94%	0.83%
Supplemental Data
Net assets, end of year (000)	$ 304,092	$ 295,097	$ 343,143	$ 341,132	$ 406,976
Portfolio turnover rate	66%	95%	86%	81%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock International Fund (continued)
Investor C
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 18.50	$ 18.12	$ 15.89	$ 16.21	$ 22.54
Net investment income(a)	0.11	0.02	0.03	0.02	0.03
Net realized and unrealized gain (loss)	3.42	0.40	2.25	(0.28)	(4.94)
Net increase (decrease) from investment operations	3.53	0.42	2.28	(0.26)	(4.91)
Distributions(b)
From net investment income	(0.21)	(0.04)	(0.05)	(0.06)	(0.02)
From net realized gain	—	—	—	—	(1.40)
Total distributions	(0.21)	(0.04)	(0.05)	(0.06)	(1.42)
Net asset value, end of year	$ 21.82	$ 18.50	$ 18.12	$ 15.89	$ 16.21
Total Return(c)
Based on net asset value	19.24%	2.32%	14.34%	(1.58)%	(23.12)%
Ratios to Average Net Assets(d)
Total expenses	1.88%	1.84%	1.81%	1.82%	1.81%
Total expenses after fees waived and/or reimbursed	1.65%	1.67%	1.66%	1.65%	1.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	1.65%	1.65%	1.66%	1.65%	1.65%
Net investment income	0.56%	0.14%	0.21%	0.14%	0.14%
Supplemental Data
Net assets, end of year (000)	$ 3,669	$ 3,884	$ 5,185	$ 6,299	$ 9,006
Portfolio turnover rate	66%	95%	86%	81%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
182026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock International Fund (continued)
Class K
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 20.79	$ 20.29	$ 17.77	$ 18.09	$ 24.94
Net investment income(a)	0.35	0.24	0.24	0.20	0.30
Net realized and unrealized gain (loss)	3.85	0.45	2.50	(0.32)	(5.52)
Net increase (decrease) from investment operations	4.20	0.69	2.74	(0.12)	(5.22)
Distributions(b)
From net investment income	(0.41)	(0.19)	(0.22)	(0.20)	(0.18)
From net realized gain	—	—	—	—	(1.45)
Total distributions	(0.41)	(0.19)	(0.22)	(0.20)	(1.63)
Net asset value, end of year	$ 24.58	$ 20.79	$ 20.29	$ 17.77	$ 18.09
Total Return(c)
Based on net asset value	20.51%	3.42%	15.52%	(0.54)%	(22.29)%
Ratios to Average Net Assets(d)
Total expenses	0.65%	0.64%	0.65%	0.66%	0.63%
Total expenses after fees waived and/or reimbursed	0.60%	0.62%	0.61%	0.60%	0.60%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.60%	0.60%	0.61%	0.60%	0.60%
Net investment income	1.60%	1.21%	1.28%	1.21%	1.40%
Supplemental Data
Net assets, end of year (000)	$ 222,628	$ 251,402	$ 330,329	$ 328,126	$ 434,110
Portfolio turnover rate	66%	95%	86%	81%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights  (continued)
(For a share outstanding throughout each period)

BlackRock International Fund (continued)
Class R
	Year Ended 05/31/26	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22
Net asset value, beginning of year	$ 20.32	$ 19.83	$ 17.39	$ 17.69	$ 24.43
Net investment income(a)	0.22	0.13	0.13	0.11	0.15
Net realized and unrealized gain (loss)	3.76	0.44	2.44	(0.31)	(5.39)
Net increase (decrease) from investment operations	3.98	0.57	2.57	(0.20)	(5.24)
Distributions(b)
From net investment income	(0.28)	(0.08)	(0.13)	(0.10)	(0.05)
From net realized gain	—	—	—	—	(1.45)
Total distributions	(0.28)	(0.08)	(0.13)	(0.10)	(1.50)
Net asset value, end of year	$ 24.02	$ 20.32	$ 19.83	$ 17.39	$ 17.69
Total Return(c)
Based on net asset value	19.83%	2.88%	14.83%	(1.03)%	(22.74)%
Ratios to Average Net Assets(d)
Total expenses	1.37%	1.36%	1.38%	1.43%	1.40%
Total expenses after fees waived and/or reimbursed	1.15%	1.17%	1.16%	1.15%	1.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	1.15%	1.15%	1.16%	1.15%	1.15%
Net investment income	1.04%	0.65%	0.72%	0.67%	0.70%
Supplemental Data
Net assets, end of year (000)	$ 3,806	$ 4,326	$ 5,938	$ 4,560	$ 5,171
Portfolio turnover rate	66%	95%	86%	81%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
202026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
BlackRock Funds II (the “Trust”) and BlackRock Series, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Global Dividend Portfolio and BlackRock International Fund (collectively, the “Funds” or individually, a “Fund”) are series of the Trust and the Corporation, respectively.
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Global Dividend Portfolio	Global Dividend Portfolio	Diversified
BlackRock International Fund	International Fund	Diversified
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a) Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b) A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of May 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when each Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
222026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Notes to Financial Statements

Notes to Financial Statements  (continued)
For such services, Global Dividend Portfolio pays the Manager a monthly fee, based on the average daily net assets that are attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
Investment Advisory Fees
Average Daily Net Assets	Global Dividend Portfolio
First $1 billion	0.600%
$1 billion - $2 billion	0.550
$2 billion - $3 billion	0.525
Greater than $3 billion	0.500
For such services, International Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of International Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets	International Fund
First $1 billion	0.600%
$1 billion - $3 billion	0.560
$3 billion - $5 billion	0.540
$5 billion - $10 billion	0.520
Greater than $10 billion	0.510
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides for that portion of each Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of Global Dividend Portfolio, and the Corporation, on behalf of International Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Global Dividend Portfolio		International Fund
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	—	0.25%	—
Investor C	0.25	0.75%	0.25	0.75%
Class R	N/A	N/A	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended May 31, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Global Dividend Portfolio	$ 928,466	$ 126,286	$ —	$ 1,054,752
International Fund	733,436	38,311	19,744	791,491
Administration: The Trust, on behalf of Global Dividend Portfolio, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
242026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended May 31, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Global Dividend Portfolio	$ 85,738	$ 74,267	$ 2,527	$ 26,435	$ 188,967
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended May 31, 2026, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations.
Fund Name	Institutional	Total
International Fund	$ 294,755	$ 294,755
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended May 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Global Dividend Portfolio	$ 1,041	$ 9,010	$ 1,685	$ 467	$ —	$ 12,203
International Fund	4,174	6,708	995	419	189	12,485
For the year ended May 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Global Dividend Portfolio	$ 326,653	$ 292,845	$ 18,983	$ 13,473	$ —	$ 651,954
International Fund	753,426	512,918	9,093	19,342	8,957	1,303,736
Other Fees: For the year ended May 31, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Amounts
Global Dividend Portfolio	$ 7,212
International Fund	6,125
For the year ended May 31, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Global Dividend Portfolio	$ 345	$ 506
International Fund	1,094	493
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended May 31, 2026, the amounts waived were as follows:
Fund Name	Fees waived and/or reimbursed by the Manager
Global Dividend Portfolio	$ 5,658
International Fund	4,923
With respect to Global Dividend Portfolio, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2027. With respect to International Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended May 31, 2026, there were no fees waived by the Manager pursuant to these arrangements.
Notes to Financial Statements

Notes to Financial Statements  (continued)
With respect to International Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:
Institutional	Investor A	Investor C	Class K	Class R
0.65%	0.90%	1.65%	0.60%	1.15%
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of International Fund. For the year ended May 31, 2026, the Manager waived and/or reimbursed investment advisory fees of $482,479, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific, in the Statements of Operations. For the year ended May 31, 2026, class specific expense waivers and/or reimbursements were as follows:
Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
International Fund	$ 443,297	$ 366,666	$ 7,164	$ 19,342	$ 6,971	$ 843,440
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2026, Global Dividend Portfolio retained 81% of securities lending income (which excluded collateral investment fees) and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specific threshold, the Fund would retain for the remainder of that calendar year 84% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for International Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended May 31, 2026, the Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
International Fund	$ 374
Directors and Officers: Certain directors and/or officers of the Trust and the Corporation are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s/the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
262026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended May 31, 2026, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain
Global Dividend Portfolio	$ 8,597,346	$ 1,573,508	$ 566,528
International Fund	—	12,950,537	3,783,675
6.
PURCHASES AND SALES
For the year ended May 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Global Dividend Portfolio	$ 575,951,434	$ 882,088,803
International Fund	752,227,702	1,003,673,367
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of May 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the distributions in connection with fund share redemptions were reclassified to the following accounts:
Global Dividend Portfolio
Paid-in capital	$ 18,702,209
Accumulated earnings (loss)	(18,702,209)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 05/31/26	Year Ended 05/31/25
Global Dividend Portfolio
Ordinary income	$ 32,825,613	$ 25,330,930
Long term capital gains	133,950,551	53,897,258
	$ 166,776,164	$ 79,228,188
International Fund
Ordinary income	$ 21,253,670	$ 13,160,117
As of May 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Global Dividend Portfolio	$ 13,722,976	$ 62,118,440	$ —	$ 252,890,057	$ 328,731,473
International Fund	15,814,075	—	(251,898,425)	212,274,530	(23,809,820)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net accumulated gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the characterization of corporate actions.

Notes to Financial Statements

Notes to Financial Statements  (continued)
During the year ended May 31, 2026, the Funds utilized the following amount of its capital loss carryforwards:
Fund Name	Utilized
International Fund	$ 85,744,663
As of May 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Dividend Portfolio	$ 631,652,611	$ 271,555,547	$ (18,810,526)	$ 252,745,021
International Fund	920,060,136	246,762,171	(34,596,847)	212,165,324

8.
BANK BORROWINGS
Each of the Trust and the Corporation, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended May 31, 2026, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.”
282026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
Global Dividend Portfolio
Institutional
Shares sold	4,894,886	$60,241,921	4,393,301	$55,093,255
Shares issued in reinvestment of distributions	5,224,645	62,677,471	2,359,642	29,409,956
Shares redeemed	(10,583,724)	(132,169,956)	(27,864,299)	(354,752,703)
	(464,193)	$(9,250,564)	(21,111,356)	$(270,249,492)
Investor A
Shares sold and automatic conversion of shares	1,602,998	$20,024,640	1,884,303	$23,544,651
Shares issued in reinvestment of distributions	5,052,370	60,248,793	1,959,093	24,253,777
Shares redeemed	(6,026,307)	(75,023,500)	(5,735,425)	(71,579,658)
	629,061	$5,249,933	(1,892,029)	$(23,781,230)
Investor C
Shares sold	89,225	$1,108,319	83,360	$1,055,652
Shares issued in reinvestment of distributions	173,165	2,053,464	81,787	1,007,674
Shares redeemed and automatic conversion of shares	(471,695)	(5,924,889)	(575,776)	(7,142,264)
	(209,305)	$(2,763,106)	(410,629)	$(5,078,938)
Class K
Shares sold	629,575	$8,035,741	1,468,779	$18,306,726
Shares issued in reinvestment of distributions	1,269,616	15,496,593	1,073,567	13,380,226
Shares redeemed	(13,315,749)	(176,216,692)	(3,175,085)	(39,899,221)
	(11,416,558)	$(152,684,358)	(632,739)	$(8,212,269)
	(11,460,995)	$(159,448,095)	(24,046,753)	$(307,321,929)
Notes to Financial Statements

Notes to Financial Statements  (continued)
	Year Ended 05/31/26		Year Ended 05/31/25
Fund Name/Share Class	Shares	Amount	Shares	Amount
International Fund
Institutional
Shares sold	4,299,164	$92,525,839	9,385,409	$188,015,805
Shares issued in reinvestment of distributions	503,271	10,689,999	372,823	7,518,255
Shares redeemed	(11,003,543)	(243,253,614)	(30,027,388)	(608,442,859)
	(6,201,108)	$(140,037,776)	(20,269,156)	$(412,908,799)
Investor A
Shares sold and automatic conversion of shares	880,767	$18,789,488	1,232,322	$24,007,204
Shares issued in reinvestment of distributions	211,073	4,367,541	98,205	1,929,851
Shares redeemed	(2,954,136)	(63,181,388)	(4,122,500)	(80,769,435)
	(1,862,296)	$(40,024,359)	(2,791,973)	$(54,832,380)
Investor C
Shares sold	21,842	$417,122	25,820	$457,093
Shares issued in reinvestment of distributions	2,093	39,414	573	10,314
Shares redeemed and automatic conversion of shares	(65,749)	(1,303,848)	(102,687)	(1,842,164)
	(41,814)	$(847,312)	(76,294)	$(1,374,757)
Class K
Shares sold	995,271	$21,670,218	2,721,701	$54,338,513
Shares issued in reinvestment of distributions	204,947	4,351,108	145,558	2,937,530
Shares redeemed	(4,233,350)	(92,270,709)	(7,058,816)	(141,049,432)
	(3,033,132)	$(66,249,383)	(4,191,557)	$(83,773,389)
Class R
Shares sold	42,437	$907,995	32,993	$650,459
Shares issued in reinvestment of distributions	2,761	57,226	1,172	23,085
Shares redeemed	(99,622)	(2,116,957)	(120,707)	(2,368,303)
	(54,424)	$(1,151,736)	(86,542)	$(1,694,759)
	(11,192,774)	$(248,310,566)	(27,415,522)	$(554,584,084)
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which International Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of May 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Global Dividend Portfolio is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
302026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Global Dividend Portfolio and BlackRock International Fund and the Board of Trustees/Directors of BlackRock Funds II and BlackRock Series, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Global Dividend Portfolio of BlackRock Funds II and BlackRock International Fund of BlackRock Series, Inc. (the “Funds”), including the schedules of investments, as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended May 31, 2026:
Fund Name	Qualified Dividend Income
Global Dividend Portfolio	$ 19,302,341
International Fund	25,894,977
The Funds hereby designates the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended May 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Global Dividend Portfolio	$ 150,059,589
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of the foreign source income earned and foreign taxes paid for the fiscal year ended May 31, 2026:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
International Fund	$ 20,934,096	$ 1,820,384
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended May 31, 2026:
Fund Name	Federal Obligation Interest
Global Dividend Portfolio	$ 83,252
International Fund	95,406
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended May 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Global Dividend Portfolio	23.35%
International Fund	1.18
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended May 31, 2026:
Fund Name	Interest Dividends
Global Dividend Portfolio	$ 129,102
International Fund	160,994
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended May 31, 2026:
Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
Global Dividend Portfolio	$ 165,324	$ 19,587,412
International Fund	189,395	—
322026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)
Fund and Service Providers

Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/Corporation
100 Bellevue Parkway
Wilmington, DE 19809
342026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements
The Board of Trustees of BlackRock Funds II (the “Trust”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Trust Advisory Agreement”) between the Trust, on behalf of BlackRock Global Dividend Portfolio (the “Global Dividend Portfolio”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board of Trustees of the Trust also considered the approval to continue the sub-advisory agreement (the “Trust Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Global Dividend Portfolio.
The Board of Directors of BlackRock Series, Inc. (the “Corporation”) met on April 22, 2026 and May 19-20, 2026 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of BlackRock International Fund (the “International Fund”), and the Manager, the Fund’s investment advisor. The Board of Directors of the Corporation also considered the approval to continue the sub-advisory agreement (the “Corporation Sub-Advisory Agreement”) between the Manager and the Sub-Advisor with respect to the International Fund.
The Global Dividend Portfolio and the International Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Trust Advisory Agreement, the Trust Sub-Advisory Agreement, the Corporation Advisory Agreement and the Corporation Sub-Advisory Agreement are referred to herein individually, as an “Agreement” and together, as the “Agreements.” For simplicity: (a) the Board of Trustees of the Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and together as the “Boards” and the members are referred to as “Board Members”; and (b) the meeting held on April 22, 2026 is referred to as the “April Meeting” and the meetings held on May 19-20, 2026 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the relevant Agreements for the applicable Fund on an annual basis. The Board Members who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the applicable Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Boards had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. The Boards also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Boards, acting directly and through their committees, considered information that was relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also provided additional information to the Boards in response to specific questions and requests from the Boards. Among the matters the Boards considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objectives, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures, as applicable; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by each Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Boards received and reviewed materials specifically relating to the renewal of the applicable Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist their deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Funds as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the applicable Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Boards as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the applicable Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)
At the May Meeting, each Board concluded, with respect to the applicable Fund, its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to their Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of the applicable Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. Each Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the applicable Fund. Throughout the year, each Board compared the applicable Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the applicable Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Boards engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Boards considered the nature and quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Fund’s Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. Each Board also considered the operation of BlackRock’s business continuity plans.
The Boards noted that the engagement of the Sub-Advisor with respect to the Funds facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Boards considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the applicable Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the applicable Fund throughout the year and at the April Meeting. The Boards were provided with the Funds’ performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Boards were also provided with reports independently prepared by Broadridge, which included an analysis of the Funds’ performance as of December 31, 2025, as compared to their Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the applicable Fund as compared to its Performance Peers. Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the applicable Fund throughout the year.
Each Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of the Trust noted that for each of the one-, three- and five-year periods reported, the Global Dividend Portfolio ranked in the third quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
362026 BlackRock Annual Financial Statements and additional information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)
The Board of the Corporation noted that for each of the one-, three- and five-year periods reported, the International Fund ranked in the fourth quartile against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by multiple factors, including stock selection in three sectors: Industrials, Information Technology, and Healthcare. Additional drivers of underperformance included off-benchmark exposures, lack of regional diversification, and sizing of exposures. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance, including the Fund’s investment personnel and the resources appropriate to support the Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed the applicable Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rates represent a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared the applicable Fund’s total expense ratio, as well as its actual management fee rates, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rates give effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Funds reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards also noted that while they found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Boards reviewed BlackRock’s profitability methodology and were also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s estimated profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Boards reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Boards thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Boards noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Trust noted that the Global Dividend Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board of the Corporation noted that the International Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, after discussions between the Board, including the Independent Board Members, and BlackRock, the Board and BlackRock agreed to a voluntary expense cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This voluntary expense cap was implemented on June 1, 2026.
D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the applicable Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered the applicable Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)
portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Boards also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Boards also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Trust’s year-long deliberative process, the Board of the Trust, including the Independent Board Members, unanimously approved the continuation of the Trust Advisory Agreement between the Manager and the Trust, on behalf of the Global Dividend Portfolio, for a one-year term ending June 30, 2027, and the Trust Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Global Dividend Portfolio, for a one-year term ending June 30, 2027.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board of the Corporation’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of the International Fund, for a one-year term ending June 30, 2027, and the Corporation Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the International Fund, for a one-year term ending June 30, 2027.
Based upon their evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as applicable, and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
382026 BlackRock Annual Financial Statements and additional information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: July 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series, Inc.

Date: July 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series, Inc.

Date: July 21, 2026